UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                Form 13F

                            Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment (   );   Amendment Number:
This Amendment  (Check only one.):      (   )  is a restatement.
                                        (   )  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Commonfund Asset Management Company, Inc.
Address:       15 Old Danbury Road
               P. O. Box 812
               Wilton, CT  06897-0812

Form 13F File Number: 28 - 06755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael H. Strauss
Title:     Chief Operating Officer, Commonfund Asset Management Company, Inc.
Phone:     203-563-5127

Signature, Place, and Date of Signing:

/s/ Michael H. Strauss              Wilton, CT                5/12/08
(Signature)                        (City, State)               (Date)

Report Type      (Check only one.):

(   )  13F HOLDINGS REPORT.     (Check here if all holdings of this
       reporting manager are reported in this report.)

(   )  13F NOTICE.     (Check here if no holdings reported are in this report,
       and all holdings are reported by other reporting manager(s).)

( X )  13F COMBINATION REPORT.   (Check here if a portion of the holdings for
       this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                25

Form 13F Information Table Entry Total:           32

Form 13F Information Table Value Total:    $ 244,159
                                           (thousands)

 List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number        Name of Sub-adviser

1          28-05508                    Aronson + Johnson + Ortiz
2          28-06044                    Clarion CRA Securities LP
3          28-06233                    Cliffwood Partners LLC
4          28-03121                    David M. Knott
5          28-05268                    De Prince, Race & Zollo, Inc.
6          28-06035                    D.G. Capital Management, Inc.
7          28-02602                    Edgewood Management Company
8          28-01185                    Frontier Capital Management Co.
9          28-04981                    Goldman Sachs Asset Management
10         28-03377                    Grantham, Mayo, Van Otterloo & Co. LLC
11         28-2013                     Harris Associates, L.P.
12         28-10706                    IronBridge Capital Management
13         28-00074                    Jennison Associates
14         28-11937                    JP Morgan Investment Management, Inc.
15         28-12154                    Levin Capital Securities, LP
16         28-398                      Loomis Sayles & Co.
17         28-06748                    Marsico Asset Management, LLC
18         28-04632                    Martingale Asset Management
19         28-11948                    Proxima Alfa Investments
20         28-1399                     Southeastern Asset Management, Inc.
21         28-01693                    Steinberg Asset Management, LLC
22         28-00620                    The Boston Company Asset Management, LLC
23         28-02927                    Water Street Capital Inc.
24         28-517                      Wellington Management Company, LLP
25         28-1700                     Western Asset Management Company


                                                  Form 13(f) Information Table



Column 1           Column 2   Column 3    Column 4          Column 5              Column 6      Column 7       Column 8
Name                 Title                 Value                                  Investment     Other
of                   of                   (x$1000)   Shares or   Shares/  Put/    Discretion     Managers    Voting Authority
Issuer               Class      Cusip                PRN Amt.    PRN      Call                           Sole     Shared     None

3M Co.               COM     88579Y101     14,093     178,050    SH                 Sole           No     x
American Express Co. COM     025816109         96       2,200    SH                 Sole           No     x
Becton
Dickinson & Co.      COM     758871091        451       5,250    SH                 Sole           No     x
Caterpillar Inc.     COM     149123101      8,377     107,000    SH                 Sole           No     x
Comcast Corp. (Cl A) COM     20030N101      8,990     464,850    SH                 Sole           No     x
ConocoPhillips       COM     20825C104      4,413      57,900    SH                 Sole           No     x
Corning Inc.         COM     219350105        334      13,900    SH                 Sole           No     x
Diamond Offshore
Drilling Inc.        COM     25271C102        291       2,500    SH                 Sole           No     x
Exxon Mobil Corp.    COM     30231G102      8,255      97,600    SH                 Sole           No     x
Genentech Inc.       COM     368710406      8,621     106,200    SH                 Sole           No     x
General Electric Co. COM     369604103     18,372     496,400    SH                 Sole           No     x
General Mills Inc.   COM     370334104        491       8,200    SH                 Sole           No     x
Gilead Sciences Inc. COM     375558103        155       3,000    SH                 Sole           No     x
Intel Corp.          COM     458140100     13,905     656,500    SH                 Sole           No     x
International
Business
Machines Corp.       COM     459200101     18,353     159,400    SH                 Sole           No     x
ITT Corp.            COM     450911102        158       3,050    SH                 Sole           No     x
Kohl's Corp.         COM     500255104        176       4,100    SH                 Sole           No     x
Lockheed
Martin Corp.         COM     539830109     10,287     103,600    SH                 Sole           No     x
McDonald's Corp.     COM     580135101     12,158     218,000    SH                 Sole           No     x
Microsoft Corp.      COM     594918104     17,701     623,700    SH                 Sole           No     x
Morgan Stanley       COM     617446448      5,287     115,700    SH                 Sole           No     x
PepsiCo Inc.         COM     713448108     17,241     238,800    SH                 Sole           No     x
Procter & Gamble Co. COM     742718109     19,476     277,950    SH                 Sole           No     x
Schlumberger Ltd.    COM     806857108     12,624     145,100    SH                 Sole           No     x
Starbucks Corp.      COM     855244109        135       7,700    SH                 Sole           No     x
Target Corp.         COM     87612E106      7,567     149,300    SH                 Sole           No     x
Texas
Instruments Inc.     COM     882508104      3,180     112,500    SH                 Sole           No     x
United Parcel
Service Inc. (Cl B)  COM     911312106        292       4,000    SH                 Sole           No     x
UnitedHealth
Group Inc.           COM     91324P102      8,370     243,600    SH                 Sole           No     x
Wal-Mart Stores Inc. COM     931142103     15,051     285,700    SH                 Sole           No     x
Walt Disney Co.      COM     254687106      8,915     284,100    SH                 Sole           No     x
XTO Energy Inc.      COM     98385X106        344       5,562    SH                 Sole           No     x
